Sales of Certain Receivables Transfers of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Schedule of Variable Interest Entities
The following table summarizes the carrying amounts and classification of assets, which consists primarily of the deferred purchase price and liabilities included in our Consolidated Balance Sheets that relate to our variable interest in the Service VIE:

(in millions)	December 31, 2016	December 31, 2015
Other current assets	$207	$206
Accounts payable and accrued liabilities	17	—
Other current liabilities	129	73

Schedule of variable interest entities - EIP
The following table summarizes the carrying amounts and classification of assets (primarily the deferred purchase price) and liabilities included in our Consolidated Balance Sheets that relate to the EIP BRE:

(in millions)	December 31, 2016	December 31, 2015
Other current assets	$371	$164
Other assets	83	44
Accounts payable and accrued liabilities	—	14
Other long-term liabilities	4	3

Schedule of Factoring Arrangement
The following table summarizes the impacts of the sale of certain service receivables and EIP receivables in our Consolidated Balance Sheets:

(in millions)	December 31, 2016	December 31, 2015
Derecognized net service receivables and EIP receivables	$2,502	$1,850
Other current assets	578	370
of which, deferred purchase price	576	345
Other long-term assets	83	44
of which, deferred purchase price	83	44
Accounts payable and accrued liabilities	17	14
Other current liabilities	129	73
Other long-term liabilities	4	3
Net cash proceeds since inception	2,030	1,494
Of which:
Net cash proceeds during the year-to-date period	536	884
Net cash proceeds funded by reinvested collections	1,494	610